Property and Equipment, net (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 9,204		$ 9,193	$ 8,791
Less: Accumulated depreciation	(8,391)		(8,245)	(7,454)
Property and equipment, net	813		948	1,337
Depreciation expense	278	$ 247	473	1,446
Depreciation charged to cost of revenue	211	$ 171	324	1,139
Machinery and equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	1,406		1,430	1,345
Computers and IT equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	5,253		5,193	4,957
Furniture and fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	50		50	49
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 2,495		$ 2,520	$ 2,440